Share Capital	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Share Capital [Text Block]
8.	Share Capital

	a)	Authorized:

Unlimited common shares without par value

Unlimited Class A non-voting, convertible, redeemable, non-cumulative 6% preferred shares without par value

b)	Issued and Outstanding:

During the year-ended December 31, 2017:

i)

On February 24, 2017, the Company completed a private placement of 2,532,100 units for gross proceeds of $3,165,264. Each unit consists of one common share of the Company and one share purchase warrant. Each warrant entitles the holder to purchase one additional share for a period of three years from the closing of the financing at a price of $2.00 per share.

Echelon Wealth Partners Inc. (“Echelon”), Haywood Securities Inc. and Clarus Securities Inc. (collectively, the “Agents”) acted as agents with respect to the Brokered Financing. Echelon received a commission of $218,130 and the Agents received agents’ warrants to purchase an aggregate of 174,504 Shares of the Company at a price of $2.00 per share for a period of three years from closing of the Financings. Echelon also received a corporate finance fee of $44,800 and 15,000 agent’s warrants in connection with the Non-Brokered Financing.

The fair value of the agent’s warrants was $100,248. The fair value of the agent’s warrants has been estimated using the Black Scholes option pricing model. The assumptions used to determine the fair value were as follows: (1) dividend yield – 0% (2) expected volatility – 96.81% (3) risk free rate – 1.11% (4) expected life – 36 months.

ii)

On October 19, 2017, the Company completed a non-brokered private placement of 2,815,881 shares of $0.41 per share for gross proceeds of $1,154,511. It has paid additional finder’s fees of $28,366. There were no warrants attached to the financing.

During the year-ended December 31, 2016:

i)

On October 14, 2016, the Company entered into a debt settlement agreement “Debt Settlement” whereby the aggregate amount of $374,071 owed by the Company to certain creditors was settled by the issuance of 719,368 units (each, a “Unit”). Each Unit consisted of one common share of the Company (each, a “Share”) and one common share purchase warrant (each, a “Warrant”), with each Warrant entitling the holder to purchase one additional Share for a period of two years at a price of $1.10 per Share.

The Warrants are subject to an acceleration provision such that in the event that the Shares have a closing price on the TSX Venture Exchange (the “TSXV”) of greater than $2.00 per Share for a period of 10 consecutive trading days at any time after four months and one day from the closing of the Debt Settlement, the Company may accelerate the expiry date of the Warrants by giving notice to the holders thereof and, in such case, the Warrants will expire on the 30th day after the date on which such notice is given to the holder.

The Company received the approval of the Debt Settlement from the TSXV and issued the Shares and the Warrants on December 28, 2016.

ii)

The Company closed a non-brokered private placement on October 28, 2016 of 8,199,999 units (each, a “Unit”) at a price of $0.52 per Unit for proceeds of $4,263,999 (the “Offering”). Each Unit consists of one common share of the Company (each, a “Share”) and one share purchase warrant (each, a “Warrant”), with each Warrant entitling the holder to purchase one additional Share for a period of two years from the closing of the Offering at a price of $0.52 per Share. In connection with the Offering, the Company paid $176,483 in finders’ fees, issued 339,391 finder’s warrants and 12,000 common shares.

The Warrants are subject to an acceleration provision such that in the event that the Shares have a closing price on the TSX Venture Exchange of greater than $2.00 per Share for a period of 10 consecutive trading days at any time after four months and one day from the closing of the Offering, the Company may accelerate the expiry date of the Warrants by giving notice to the holders thereof and, in such case, the Warrants will expire on the 30th day after the date on which such notice is given to the holder.

The fair value of the agent’s warrants have been estimated using the Black Scholes option pricing model. The assumptions used to determine the fair value were as follows: (1) dividend yield – 0%; (2) expected volatility – 102%; (3) a risk-free interest rate of 0.70%; (4) an expected life of 24 months. The value assigned to the agent’s warrants was $176,483.

iii)

On July 22, 2016, the Company’s board of directors authorized a plan to proceed with a consolidation of its outstanding common shares on the basis of ten (10) pre-consolidation Shares for one (1) post-consolidation Share. This plan was approved on August 10, 2016. The financial statements have been adjusted retrospectively to reflect this share consolidation.

iv)	On April 4, 2016, the Company closed a non-brokered private placement of 188,763 shares at a price of $2.00 per share for gross proceeds of $377,525. There were no warrants attached to the financing.

v)

On June 1, 2016, the Company closed a non-brokered private placement of 138,000 common shares at a price of $1.50 per share for gross proceeds of $207,000. There were no warrants attached to the financing.

During the year-ended December 31, 2015:

i)

The Company completed a private placement consisting of a total of 657,510 units at a price of $3.10 per unit for total gross proceeds of $2,038,279. Each unit consisted of one common share of the Company and one common share purchase warrant, which entitles the holder to purchase one additional common share for a period of three years from the closing of the private placement at a price of $5.10 per share. Finder’s fees of $94,881 were paid in cash and 30,607 agent’s options where each agent’s option entitles the agent the option to purchase one unit (“Agent’s Unit”) of the Company at a price of $3.10 per Agent’s Unit expiring two years from the closing of the private placement. Each Agent’s Unit consists of one common share of the Company and one common share purchase warrant, which entitles the agent to purchase one additional common share expiring June 25, 2017 at a price of $5.10 per share. The fair value of the agent’s options have been estimated using the Binomial option pricing model. The assumptions used to determine the fair value were as follows: (1) dividend yield – 0%; (2) expected volatility – 80%; (3) a risk-free interest rate of 0.62%; (4) an expected life of 24 months. The value assigned to the agent’s warrants was $36,422.

ii)

The Company completed a private placement consisting of a total of 195,800 units at a price of $3.10 per unit for total gross proceeds of $606,980. Each unit consisted of one common share of the Company and one common share purchase warrant, which entitles the holder to purchase one additional common share for a period of two years from the closing of the private placement at a price of $4.00 per share. Finder’s fees of $46,079 were paid in cash and 14,864 agent’s options where each agent’s option entitles the agent the option to purchase one unit (“Agent’s Unit”) of the Company at a price of $3.10 per Agent’s Unit expiring two years from the closing of the private placement. Each Agent’s Unit consists of one common share of the Company and one purchase warrant, which entitles the agent to purchase one additional common share expiring two years from the closing of the private placement at a price of $4.00 per share. The fair value of the agent’s options have been estimated using the Binomial option pricing model. The assumptions used to determine the fair value were as follows: (1) dividend yield – 0%; (2) expected volatility – 80%; (3) a risk-free interest rate of 0.50% - 0.61%; (4) an expected life of 24 months. The value assigned to the agent’s warrants was $16,378.

c)	Stock Option Plans:

(i)

On May 21, 2014, the Company approved a Stock Option Plan whereby the Company may grant stock options to directors, officers, employees and consultants. The maximum number of shares reserved for issue under the plan cannot exceed 10% of the outstanding common shares of the Company as at the date of the grant. The stock options can be exercisable for a maximum of 10 years from the grant date and with various vesting terms.

(ii)

Under various Founders’ Stock Option Agreements, certain founders of TrichoScience granted stock options to acquire TrichoScience shares to employees and consultants of TrichoScience. These founders’ options are exercisable at $1 per share expiring after six to seven years. Pursuant to the Share Exchange Agreement, the Founders Stock Option Agreements were converted into rights to receive the number of Founders’ RepliCel shares acquired by conversion of the founders TrichoScience shares under the Share Exchange Agreement. All other terms remained the same. This modification of stock options resulted in no incremental value and therefore no additional stock based compensation expense was recognized for the modification.

d)	Fair value of Company Options Issued from January 1, 2015 to December 31, 2017

During the year ended December 31, 2017, the Company granted an aggregate of 75,000 (2016: 1,025,000 ; 2015: 15,000) stock options to certain directors pursuant to the Stock Option Plan. Each option is exercisable for a period of 5 years at a price of $1.64 per common share. During the year ended December 31, 2017, nil options (2016: nil; 2015: 20,000) were cancelled. The range of exercise price is $0.36 to $1.64, expected life of five to seven years, and vesting over one year to five years from the date of grant.

The weighted-average grant date fair value of options granted was estimated using the following weighted average assumptions:

	2017	2016	2015
Risk fee rate	1.11%	0.99%	0.77%
Expected life (years)	5	5	5
Volatility	154%	68%	80%
Expected Dividend	$-	$-	$-
Expected forfeiture rate	0%	0%	0%
Exercise price	$1.64	$0.60	$0.36
Grant date fair value	$1.54	$0.70	$0.23

Options Issued to Employees

The fair value at grant date is determined using a Black-Scholes option pricing model that takes into account the exercise price, the term of the option, the impact of dilution, the share price at grant date and expected price volatility of the underlying share, the expected dividend yield, the expected forfeiture rate and the risk free interest rate for the term of the option.

Options Issued to Non-Employees

Options issued to non-employees, are measured based on the fair value of the goods or services received, at the date of receiving those goods or services. If the fair value of the goods or services received cannot be estimated reliably, the options are measured by determining the fair value of the options granted, using a valuation model.

e)	Stock-based Compensation

The Company recognized a fair value of $115,800, as stock based compensation expense for stock options granted under the Company Stock Option Plan; for the year-ended December 31, 2017 (December 31, 2016: $826,307 ; December 31, 2015: $131,714).

A summary of the status of the stock options outstanding under the Company Stock Option Plan for the years ended December 31, 2017, 2016 and 2015 are as follows:

		Weighted
		Average
	Number of Options	Exercise Price
Outstanding, January 1, 2017	1,417,000	$2.89
Granted	75,000	1.64
Expired	(77,000)	0.65
Cancelled	(15,000)	0.99
Outstanding, December 31 2017	1,400,000	$2.04
Exercisable, December 31, 2017	1,400,000	$2.04

Outstanding, January 1, 2016	484,000	$7.10
Granted	1,025,000	0.60
Cancelled	(92,000)	5.51
Outstanding, December 31, 2016	1,417,000	$2.89
Exercisable, December 31, 2016	1,412,000	$1.43

Outstanding, January 1, 2015	489,000	$6.70
Granted	15,000	$3.60
Cancelled	(20,000)	$9.70
Outstanding, December 31, 2015	484,000	$7.10
Exercisable, December 31, 2015	455,500	$7.10

As at December 31, 2017, the range of exercise prices for options outstanding under the Company Stock Option Plan is $0.36 - $1.64 (2016 $0.60 – $1.35 ; and 2015: $0.41 - $1.39) and the weighted average remaining contractual life for stock options under the Company Stock Option Plan is 3.48 years (2016: 3.14 years; 2015: 3.85 years).

f)	Escrow Shares

Pursuant to the acquisition described in Note 6.

i)

nil (December 31, 2016: Nil; December 31, 2015: 170,000) common shares are held in escrow and are to be released upon the occurrence of certain milestones relating to the Company’s hair cell replication technology. These shares have been excluded from the calculation of loss per share. During the year-ended December 31, 2017, nil shares were released from escrow (year ended December 31, 2016: 170,000 ; year ended December 31, 2015: nil) and nil shares were cancelled during the years ended December 31, 2017, 2016 and 2015. The Company recognized a fair value of $nil, (December 31, 2016: $341,000 ; December 31, 2015: $nil) as stock based compensation expense in the statement of operations for the period.

g)	Warrants denominated in a foreign currency

The continuity of the number of warrants denominated in another currency, each exercisable into one common share, is as follows:

			Weighted
	Warrants		Average
	Outstanding		Exercise Price
Outstanding, January 1, 2015	25,000	$	US 20.00
Exercised	-		-
Expired	-		-
Outstanding, December 31, 2015	25,000	$	US 20.00
Exercised	-		-
Expired	(25,000)		US 20.00
Outstanding, December 31, 2016 and 2017	-		$-

As the warrants are denominated in a currency other than the Company’s functional currency, they meet the definition of a financial liability and accordingly are presented as such on the Company’s consolidated statement of financial position and are fair valued at each reporting period.

The warrants entitled holders to purchase an aggregate of 25,000 common shares. The assumptions used to determine the fair value in the year-ended December 31, 2016 were as follows: (1) risk-free rate of 0.54%; (2) dividend yield of nil; (3) an expected volatility of 80%; (4) an expected life of 1.5 months; (5) share price of US$1.50 ; and (6) an exercise price of US$20.00.

The change in the fair value of the warrants for the year-ended December 31, 2017 was $nil (December 31, 2016: $nil ; December 31, 2015 – gain of $3,633) and was recorded in the consolidated statement of comprehensive loss.

	December 31, 2017	December 31, 2016	December 31, 2015
Warrants denominated in a foreign currency, opening balance	$-	$-	$3,633
Change in fair value of warrants	-	-	(3,633)
Warrants denominated in a foreign currency, closing balance	$-	$-	$-

h)	Warrants

The number of warrants outstanding at December 31, 2017, each exercisable into one common share, is as follows:

		Weighted
	Warrants	Average
	Outstanding	Exercise
		Price	Expiry
May 9, 2014	309,983	$5.00	May 9, 2018	**
May 21, 2014	60,200	$5.00	May 21, 2018	*
June 16, 2014	66,600	$5.00	June 16, 2018	**
June 25, 2015	657,509	$5.10	June 25, 2018
February 25, 2016	111,362	$4.00	February 25, 2018
October 28, 2016	7,786,181	$0.85	October 28,2018
October 28, 2016	316,091	$0.85	October 28,2018
December 28, 2016	719,368	$1.10	December 28, 2018
February 24, 2017	2,721,604	$2.00	February 24, 2020
Outstanding, December 31, 2017	12,748,898	$1.50

	Warrants	Weighted Average
	Outstanding	Exercise Price
Outstanding, January 1, 2016	1,650,315	$6.50
Issued	9,370,120	0.87
Exercised	(111,362)	(2.20)
Expired	(60,634)	(6.55)
Outstanding, December 31, 2016	10,848,439	$1.65
Issued	2,721,604	2.00
Exercised	(437,118)	0.85
Expired	(384,027)	0.45
Outstanding, December 31, 2017	12,748,898	$1.50

* The Company announced that it has received TSXV for approval to amend the exercise price of 60,200 warrants (the “2014 Warrants”) issued pursuant to the private placement announced on May 20, 2014 from $10.00 to $5.00 for the first year and from $12.50 to $5.00 for the second year, and to extend the expiry date from May 20, 2016 to May 20, 2018. The exercise period for the 2014 Warrants will also be amended by reducing the exercise period to 30 days if, for any consecutive trading days during the unexpired term of the 2014 Warrants, the closing price of the Company’s listed shares exceeds $6.25.

** On April 29, 2016, the Company received approval from the TSXV to extend the term of 376,583 share purchase warrants (the “Warrants”). The original term of 309,983 of the Warrants was two years and expired on May 9, 2016 and the original term of 66,600 of the Warrants was two years and expired on June 16, 2016. The Company proposed to extend the expiry date for a further two-year period to May 9, 2018 for 309,983 of the Warrants and to June 16, 2018 for 66,600 of the Warrants.

The Company also received approval by the TSXV to amend the exercise price of 309,983 warrants (the “Repriced Warrants”) from $10.00 to $5.00 for the first year and from $12.50 to $5.00 for the second year. The exercise period for the Repriced Warrants will also be amended by reducing the exercise period to 30 days if, for any consecutive trading days during the unexpired term of the Repriced Warrants, the closing price of the Company’s listed shares exceeds $6.25.

During the year-ended December 31 2016, the Company offered a warrant incentive program (the “Program”) which allowed holders of warrants to exercise warrants at an exercise price of $2.20 for a 14 -day period up until February 24, 2016. 111,362 warrants were exercised in connection with the Program. If not exercised on or before February 24, 2016, the warrants would be exercisable under their current warrant exercise terms until expiry.

i)	Agent’s Options

As at December 31, 2017, there were no outstanding agent’s options outstanding.

The number of agent’s options outstanding at December 31, 2016, each exercisable into one unit of the Company, is as follows:

		Weighted	Expiry
	Agent’s	Average
	Options	Exercise
Date of issuance	Outstanding	Price
June 25, 2015	30,607	$3.10	June 25,2017
November 20, 2015	13,912	$3.10	November 20,2017
December 23, 2015	952	$3.10	December 23,2017
Outstanding, December 31, 2016	45,471	$3.10